Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

All figures in £ millions	2019	2018
Cash at bank and in hand	401	533
Short-term bank deposits	36	35

	437	568

Summary of Cash and Cash Equivalents for Purpose of CashFlow Statement

All figures in £ millions	2019	2018
Cash and cash equivalents	437	568
Bank overdrafts	(3)	(43)

	434	525